Segment Information and Revenue Analysis (Tables)	12 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Schedule of revenues by domestic and overseas
	For the years ended June 30,
	2019	2018	2017
Mainland China	$60,398,820	$47,196,671	$30,822,390
Singapore	2,525,489	-	-
Hong Kong	1,961,763	1,414,175	362,892
Australia	46,865	210,984	176,694
Taiwan	-	116,763	-
	$64,932,937	$48,938,593	$31,361,976

Schedule of revenues by service lines
	For the years ended June 30,
	2019	2018	2017
IT consulting service	$61,755,355	$47,159,651	$29,146,470
Customized IT solution service	3,041,482	1,634,100	1,846,423
Other	136,100	144,842	369,083
Total	$64,932,937	$48,938,593	$31,361,976